SCHEDULE OF ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligations
Balance at January 1	$ 1,966	$ 1,425
Additional obligations recognized	196	515
Change in discount rates	(84)	(54)
Accretion	90	80
Balance at December 31	$ 2,168	$ 1,966